Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000246109 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Core Investment Grade ETF
Class Name	First Trust Core Investment Grade ETF
Trading Symbol	FTCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Core Investment Grade ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTCB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTCB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Core Investment Grade ETF	$56(1)	0.55%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 56	[1]
Expense Ratio, Percent	0.55%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.26% for the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 2.71% for the same Period.
This 55 basis points (“bps”) of outperformance was due to several factors during the Period:
  Overall, the Fund generated a greater level of income than its benchmark, which was beneficial to relative performance.
  The Fund benefited from its overweight allocations to agency mortgage-backed securities (“MBS”) and securitized credit as spreads tightened over the Period.
  The Fund benefited from security selection within the corporate sector, particularly in the Industrial and Financial subsectors.
  Derivatives are typically used to manage interest rate risk as well as offer the potential for income enhancing strategies. Overall, the usage of derivatives was mildly detrimental to Fund’s relative return, as the Fund generally maintained a longer duration compared to the benchmark, which hurt performance as yields moved higher across the curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 7, 2023 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	Since Inception (11/7/23)
First Trust Core Investment Grade ETF	3.26%	5.90%
Bloomberg US Aggregate Bond Index	2.71%	5.06%
ICE BofA US Broad Market Index	2.72%	5.09%

Performance Inception Date	Nov. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTCB for more recent performance information.
Net Assets	$ 2,551,092,098
Holdings Count | Holding	794
Advisory Fees Paid, Amount	$ 10,790,981
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$2,551,092,098
Total number of portfolio holdings	794
Total advisory fee paid	$10,790,981
Portfolio turnover rate	136%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	33.5%
Corporate Bonds and Notes	20.5%
Mortgage-Backed Securities	20.1%
U.S. Government Bonds and Notes	17.1%
Asset-Backed Securities	6.3%
Foreign Corporate Bonds and Notes	3.9%
Municipal Bonds	1.5%
U.S. Government Agency Securities	0.1%
Exchange-Traded Funds	0.0%
U.S. Treasury Bills	1.4%
Money Market Funds	0.8%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.0%)
Written Options	(0.4%)
Net Other Assets and Liabilities(1)	(3.8%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000248162 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust AAA CMBS ETF
Class Name	First Trust AAA CMBS ETF
Trading Symbol	CAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust AAA CMBS ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CAAA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CAAA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust AAA CMBS ETF	$36(1)	0.35%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 36	[2]
Expense Ratio, Percent	0.35%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.98% for the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index, which returned 3.90% for the same Period.
This 8 basis points (“bps”) of outperformance was due to several factors during the Period:
  Overall, the Fund generated a greater level of income than its benchmark, which aided performance.
  The Fund was overweight to single-asset single-borrower floating-rate securities, which was beneficial to the Fund’s performance.
  The Fund added exposure to out-of-benchmark agency commercial mortgage-backed securities (“CMBS”) interest-only positions, which helped drive outperformance.
  While utilized primarily to manage yield curve and duration risk, the use of derivatives was mildly detrimental to the Fund’s relative return, as the Fund generally maintained a longer duration than the benchmark, which hurt performance as yields moved higher across the curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 27, 2024 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	Since Inception (2/27/24)
First Trust AAA CMBS ETF	3.98%	5.58%
Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index	3.90%	5.63%
Bloomberg US Aggregate Bond Index	2.71%	4.09%

Performance Inception Date	Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CAAA for more recent performance information.
Net Assets	$ 35,190,370
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 100,004
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$35,190,370
Total number of portfolio holdings	118
Total advisory fee paid	$100,004
Portfolio turnover rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	91.7%
U.S. Government Agency Mortgage-Backed Securities	6.1%
Money Market Funds	2.0%
Net Other Assets and Liabilities(1)	0.2%
Total	100.0%
Credit Quality (2)
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.45% to 0.29% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.45% to 0.29% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/CAAA or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/CAAA
C000248350 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Structured Credit Income Opportunities ETF
Class Name	First Trust Structured Credit Income Opportunities ETF
Trading Symbol	SCIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Structured Credit Income Opportunities ETF (the “Fund”) for the year of August 1, 2025 to July 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SCIO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SCIO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Structured Credit Income Opportunities ETF	$73(1)	0.71%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 73	[3]
Expense Ratio, Percent	0.71%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.26% for the 12 months ended July 31, 2026. The Fund outperformed its benchmark, the ICE BofA US ABS & CMBS Index, which returned 3.95% for the same Period.
This 131 basis points (“bps”) of outperformance was due to several factors during the Period:
  The Fund maintained a significantly higher level of income than its benchmark, which aided performance.
  The Fund added exposure to out-of-benchmark agency commercial mortgage-backed securities (“CMBS”) interest-only positions, which helped drive outperformance.
  The Fund increased its allocation to non-agency residential mortgage-backed securities (“RMBS”), which generated strong income and spread returns.
  Overall, the Fund’s allocation to lower-rated securitized credit sectors aided performance as spreads tightened over the period.
  Derivatives are typically used to manage interest rate risk as well as offer the potential for income-enhancing strategies. Overall, the usage of derivatives was mildly detrimental to the Fund’s relative return, as the Fund generally maintained a longer duration than the benchmark, which hurt performance as yields moved higher across the curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 27, 2024 to July 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of July 31, 2026)	1 Year	Since Inception (2/27/24)
First Trust Structured Credit Income Opportunities ETF	5.26%	7.52%
ICE BofA US ABS & CMBS Index	3.95%	5.38%
Bloomberg US Aggregate Bond Index	2.71%	4.09%

Performance Inception Date	Feb. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SCIO for more recent performance information.
Net Assets	$ 500,400,431
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,473,753
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of July 31, 2026)
Fund net assets	$500,400,431
Total number of portfolio holdings	441
Total advisory fee paid	$1,473,753
Portfolio turnover rate	98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of July 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Mortgage-Backed Securities	53.8%
Asset-Backed Securities	32.6%
U.S. Government Agency Mortgage-Backed Securities	16.3%
U.S. Treasury Bills	0.6%
Money Market Funds	0.2%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.2%)
Written Options	(0.4%)
Net Other Assets and Liabilities(1)	(1.9%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.85% to 0.69% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced from 0.85% to 0.69% of the Fund’s average daily net assets. Additionally, the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SCIO or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SCIO

[1]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[2]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[3]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.